Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Net loss (in Dollars)	$ 494,000	$ (1,760,000)	$ 454,000	$ (2,769,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends (in Dollars)				(93,000)	(93,000)	(414,000)
Increase in fair value of derivative liabilities (in Dollars)						(1,603,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	494,000	(1,760,000)	454,000	(2,862,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares	72,232,218	26,088,530	49,289,601	23,855,581	25,014,166	19,697,033
Stock options	0	0	0	0	0	0
Warrants	0	0	0	0	0	0
Assumed conversion of convertible notes payable					0	0
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	74,743,336	26,088,530	55,324,608	23,855,581	25,014,166	19,697,033
Basic (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Fair Value Liability [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Increase in fair value of derivative liabilities (in Dollars)						1,603,000
Earnings Per Share, Basic [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted (in Dollars)	494,000	(1,760,000)	454,000	(2,862,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	$ 494,000	$ (1,760,000)	$ 454,000	$ (2,862,000)	$ (2,030,000)	$ (3,524,000)
Cumulative Preferred Stock Series A [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share [Line Items]
Assumed conversion of Series A, C, and D preferred stock					0	0